Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 4,765,086	¥ 4,944,933	¥ 2,451,318
Basic earnings per share attributable to Toyota Motor Corporation	4,765,086	4,944,933	2,451,318
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 4,765,086	¥ 4,944,933	¥ 2,451,318
Basic earnings per share attributable to Toyota Motor Corporation	13,252,456	13,512,848	13,658,382
Diluted earnings per share attributable to Toyota Motor Corporation	13,252,456	13,512,848	13,658,382
Basic earnings per share attributable to Toyota Motor Corporation	¥ 359.56	¥ 365.94	¥ 179.47
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 359.56	¥ 365.94	¥ 179.47